Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 844,000
Previously Paid Amount	0.00
Total Fee Amount	116.56
Total Offset Amount	0.00
Net Fee	116.56
Narrative - Max Aggregate Offering Price	$ 844,000
Final Prospectus	true